Business Combinations (Details Narrative)							1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 06, 2014 USD ($) shares	Oct. 09, 2014 USD ($) shares	Feb. 28, 2014 ha	Feb. 14, 2014 shares	Oct. 12, 2013 shares	Oct. 10, 2013 USD ($) shares	Oct. 31, 2014 shares	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2014 USD ($) shares	Sep. 30, 2013 USD ($)	Mar. 23, 2015	May. 26, 2014
Ownership percentage								80.00%		80.00%
Revenues
Assets								$ 74,201		$ 74,201		$ 196,280	$ 1,035
Instacash [Member]
Ownership percentage					80.00%
Instacash (Pty) Ltd and Instacash Trust [Member]
Number of common stock shares issued | shares						48
Ownership percentage						80.00%		80.00%		80.00%
Number of unit signing stock purchase agreement						800 Units
Purchase agreement consideration						$ 500,000
Five Arrows Limited [Member]
Number of common stock shares issued | shares				40,000,000			90,000,000
Angel Jade Pty Ltd [Member]
Number of common stock shares issued | shares	45,918,300	3,673,470					14,000,000					229,591,770
Ownership percentage		51.00%										70.00%
Purchase agreement consideration	$ 215,994	$ 17,170
Revenues										$ 0		$ 0
Assets								$ 179,075		179,075		13,906
Liabilities								397		397		$ 0
Angel Jade Pty Ltd [Member] | AUD [Member]
Purchase agreement consideration	$ 250,000	$ 19,584
Alexander King/Laima Trust [Member]
Number of common stock shares issued | shares	18,367,350
Purchase agreement consideration	$ 86,398
Alexander King/Laima Trust [Member] | AUD [Member]
Purchase agreement consideration	$ 100,000
Aqua Mining [Member]
Ownership percentage															49.00%
Net profit sharing percentage												1.00%
Revenues										0		$ 0
Assets								18,565		18,565		46,755
Liabilities								$ 91,872		$ 91,872		$ 215,003
Aqua Mining [Member] | Minimum [Member]
Ownership percentage														49.00%
Aqua Mining [Member] | Maximum [Member]
Ownership percentage														90.00%
Aqua Mining [Member] | Mr. Appo [Member]
Ownership percentage															51.00%
Memorandum of Understanding [Member]
Number of common stock shares issued | shares					10,000,000
Joint Venture Agreement [Member]
Lease area | ha			26
Net profit sharing percentage			70.00%
Percentage of contribution to trust account by leaseholders and company			1.00%
Joint Venture Agreement [Member] | Leaseholders [Member]
Net profit sharing percentage			30.00%
Percentage of contribution to trust account by leaseholders and company			1.00%